Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Public Shares issuance cost				$ (19,514,643)
Accretion of carrying value to redemption value	$ 3,785,002	$ 3,094,829
Class A Ordinary Shares subject to possible redemption	420,879,831	$ 417,094,829	$ 414,000,000	414,000,000
Class A ordinary shares subject to possible redemption [Member]
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds			414,000,000	414,000,000
Proceeds allocated to Public Warrants			(2,028,600)	(2,028,600)
Public Shares issuance cost			(19,514,643)
Accretion of carrying value to redemption value			$ 21,543,243	$ 21,543,243
Class A Ordinary Shares subject to possible redemption	$ 414,000,000